Contract revenues and other operating income (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	SFr 1,306	SFr 687	SFr 2,296	SFr 687
Takeda
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	SFr 1,306	SFr 687	SFr 2,296	SFr 687